IFRS 9 Impairment Forward Looking information (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	[1],[2]	Dec. 31, 2022	[3],[4]
Year 1 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold	1,948.85		1,745.84
Commodity - WTI	77.82		90.19
Credit [Abstract]
Credit - CDX Emerging Markets	247.55		260.99
Credit - CDX High Yield	486.44		489.77
Credit - CDX IG	78.74		85.33
Credit - High Yield Index	4.71		4.46
Credit - ITX Europe 125	85.68		101.26
Equity [Abstract]
Equity - MSCI Asia	1,279		1,178
Equity - Nikkei	30,573		28,427
Equity - S&P500	4,178		3,933
GDP [Abstract]
GDP - Developing Asia	5.07		3.95
GDP - Emerging Markets	4.20		3.31
GDP - Eurozone	0.44		0.87
GDP - Germany	0.14		(0.26)
GDP - Italy	0.73		0.32
GDP - USA	1.02		0.62
Real Estate Prices - US CRE Index	350.73		352.41
Unemployment [Abstract]
Unemployment - Eurozone	6.77		7.03
Unemployment - Germany	3.15		3.22
Unemployment - Italy	8.09		8.24
Unemployment - Japan	2.58		2.56
Unemployment - Spain	12.85		13.06
Unemployment - USA	4.05		4.05
Year 2 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold	1,972.20		1,797.74
Commodity - WTI	82.31		88.79
Credit [Abstract]
Credit - CDX Emerging Markets	222.05		239.03
Credit - CDX High Yield	464.74		476.53
Credit - CDX IG	76.23		84.94
Credit - High Yield Index	4.38		4.31
Credit - ITX Europe 125	82.17		96.50
Equity [Abstract]
Equity - MSCI Asia	1,290		1,176
Equity - Nikkei	31,183		29,287
Equity - S&P500	4,215		4,011
GDP [Abstract]
GDP - Developing Asia	4.70		4.60
GDP - Emerging Markets	4.05		3.94
GDP - Eurozone	0.99		0.53
GDP - Germany	1.27		1.00
GDP - Italy	0.95		0.68
GDP - USA	1.13		0.61
Real Estate Prices - US CRE Index	342.32		343.97
Unemployment [Abstract]
Unemployment - Eurozone	6.72		7.15
Unemployment - Germany	3.28		3.33
Unemployment - Italy	8.15		8.53
Unemployment - Japan	2.47		2.42
Unemployment - Spain	12.46		12.98
Unemployment - USA	4.51		4.75

[1]	MEV as of 27 June 2023
[2]	Year 1 equals second quarter of 2023 to first quarter of 2024, Year 2 equals second quarter of 2024 to first quarter of 2025
[3]	MEV as of December 12, 2022 which barely changed until December 30, 2022
[4]	Year 1 equals fourth quarter of 2022 to third quarter of 2023, Year 2 equals fourth quarter of 2023 to third quarter of 2024